SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	May 15, 2026	May 07, 2026
Subsequent Event [Line Items]
Net proceeds received		$ 5,997
Subscription share		60,150
Purchase price		$ 0.10
Gross subscription amount		$ 6,015
Wire fee		$ 18
Franchise Cooperation Agreement [Member]
Subsequent Event [Line Items]
Initial franchise cooperation fee	$ 3,000